UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
4/30/14 (Unaudited)

COMMON STOCKS (97.1%)(a)
		Shares	Value

Aerospace and defense (2.0%)

Boeing Co. (The)		1,349	$174,048

General Dynamics Corp.		3,012	329,663

L-3 Communications Holdings, Inc.		1,100	126,907

			630,618
Air freight and logistics (1.3%)

United Parcel Service, Inc. Class B		4,313	424,831

			424,831
Airlines (1.1%)

Alaska Air Group, Inc.		1,041	97,937

Copa Holdings SA Class A (Panama)		503	68,046

Southwest Airlines Co.		8,134	196,599

			362,582
Banks (3.3%)

BankUnited, Inc.		3,989	131,597

JPMorgan Chase & Co.		6,183	346,124

M&T Bank Corp.		2,543	310,271

Signature Bank(NON)		1,575	187,142

Wells Fargo & Co.		1,010	50,136

			1,025,270
Beverages (2.7%)

Dr. Pepper Snapple Group, Inc.		5,205	288,461

PepsiCo, Inc.		6,572	564,469

			852,930
Chemicals (3.6%)

Albemarle Corp.		2,219	148,762

International Flavors & Fragrances, Inc.		2,241	220,783

PPG Industries, Inc.		1,962	379,882

Scotts Miracle-Gro Co. (The) Class A		1,194	73,085

Sigma-Aldrich Corp.		3,284	315,954

			1,138,466
Commercial services and supplies (1.3%)

Cintas Corp.		1,451	85,507

Stericycle, Inc.(NON)		1,029	119,817

Waste Management, Inc.		4,856	215,849

			421,173
Diversified financial services (1.5%)

Berkshire Hathaway, Inc. Class B(NON)		3,568	459,737

			459,737
Diversified telecommunication services (1.7%)

Verizon Communications, Inc.		11,417	533,516

			533,516
Electric utilities (2.1%)

ITC Holdings Corp.		1,532	56,638

PPL Corp.		6,199	206,675

Southern Co. (The)		8,495	389,326

			652,639
Energy equipment and services (0.1%)

Dril-Quip, Inc.(NON)		417	47,171

			47,171
Food products (1.5%)

General Mills, Inc.		3,045	161,446

Hershey Co. (The)		3,102	298,536

			459,982
Health-care equipment and supplies (0.7%)

C.R. Bard, Inc.		824	113,160

Stryker Corp.		1,271	98,820

			211,980
Health-care providers and services (2.5%)

Cardinal Health, Inc.		2,507	174,262

Henry Schein, Inc.(NON)		955	109,090

Laboratory Corp. of America Holdings(NON)		1,047	103,339

McKesson Corp.		1,427	241,434

Mednax, Inc.(NON)		1,597	94,622

Patterson Cos., Inc.		1,913	77,859

			800,606
Hotels, restaurants, and leisure (2.8%)

McDonald's Corp.		4,906	497,370

Starbucks Corp.		5,284	373,156

			870,526
Household products (1.7%)

Kimberly-Clark Corp.		4,224	474,144

Procter & Gamble Co. (The)		820	67,691

			541,835
Industrial conglomerates (2.5%)

3M Co.		693	96,389

Danaher Corp.		5,205	381,943

General Electric Co.		5,570	149,777

Roper Industries, Inc.		1,120	155,624

			783,733
Insurance (9.2%)

ACE, Ltd.		2,836	290,180

Alleghany Corp.(NON)		323	131,778

Allied World Assurance Co. Holdings AG		1,374	147,966

Aon PLC		3,351	284,433

Arch Capital Group, Ltd.(NON)		2,377	136,250

Aspen Insurance Holdings, Ltd.		1,834	83,961

Axis Capital Holdings, Ltd.		2,305	105,454

Chubb Corp. (The)		4,408	405,888

Everest Re Group, Ltd.		903	142,701

PartnerRe, Ltd.		1,100	115,940

ProAssurance Corp.		2,854	129,629

RenaissanceRe Holdings, Ltd.		1,637	165,681

Travelers Cos., Inc. (The)		5,026	455,255

Validus Holdings, Ltd.		3,869	143,424

W.R. Berkley Corp.		3,700	163,688

			2,902,228
Internet and catalog retail (1.3%)

Priceline Group, Inc. (The)(NON)		354	409,844

			409,844
Internet software and services (3.1%)

Google, Inc. Class A(NON)		788	421,485

Google, Inc. Class C(NON)		788	415,008

VeriSign, Inc.(NON)		2,894	136,539

			973,032
IT Services (5.3%)

Accenture PLC Class A		1,834	147,123

Amdocs, Ltd.		3,748	174,394

Automatic Data Processing, Inc.		5,208	406,015

Broadridge Financial Solutions, Inc.		3,572	136,950

DST Systems, Inc.		1,412	130,172

Gartner, Inc.(NON)		2,251	155,184

MasterCard, Inc. Class A		6,950	511,173

			1,661,011
Media (2.4%)

Madison Square Garden Co. (The) Class A(NON)		902	49,249

Omnicom Group, Inc.		2,140	144,835

Scripps Networks Interactive Class A		831	62,383

Thomson Reuters Corp. (Canada)		3,267	118,200

Viacom, Inc. Class B		4,347	369,408

			744,075
Multi-utilities (0.9%)

CMS Energy Corp.		2,609	79,079

PG&E Corp.		4,336	197,635

			276,714
Multiline retail (1.4%)

Dillards, Inc. Class A		460	45,048

Dollar Tree, Inc.(NON)		2,025	105,442

Target Corp.		4,784	295,412

			445,902
Oil, gas, and consumable fuels (9.3%)

Chevron Corp.		5,656	709,941

ConocoPhillips		4,004	297,537

EQT Corp.		813	88,609

Exxon Mobil Corp.		10,371	1,062,093

Kinder Morgan, Inc.		2,883	94,159

Occidental Petroleum Corp.		2,690	257,568

Phillips 66		2,236	186,080

Spectra Energy Corp.		2,925	116,152

Williams Cos., Inc. (The)		2,840	119,763

			2,931,902
Pharmaceuticals (9.6%)

AbbVie, Inc.		2,500	130,200

Eli Lilly & Co.		5,751	339,884

Forest Laboratories, Inc.(NON)		2,357	216,632

Johnson & Johnson		8,184	828,957

Merck & Co., Inc.		11,928	698,504

Perrigo Co. PLC		848	122,841

Pfizer, Inc.		21,839	683,124

			3,020,142
Professional services (0.7%)

Equinix, Inc.		1,539	108,977

Verisk Analytics, Inc. Class A(NON)		1,835	110,265

			219,242
Real estate investment trusts (REITs) (2.5%)

Public Storage(R)		2,490	437,020

Simon Property Group, Inc.(R)		1,961	339,645

			776,665
Road and rail (1.6%)

Union Pacific Corp.		2,712	516,446

			516,446
Semiconductors and semiconductor equipment (0.6%)

Maxim Integrated Products, Inc.		5,870	190,423

			190,423
Software (5.5%)

FactSet Research Systems, Inc.		1,217	129,611

Intuit, Inc.		3,713	281,260

MICROS Systems, Inc.(NON)		2,474	127,411

Microsoft Corp.		17,844	720,898

Oracle Corp.		8,034	328,430

Synopsys, Inc.(NON)		3,811	143,370

			1,730,980
Specialty retail (3.7%)

Aaron's, Inc.		1,439	42,407

Advance Auto Parts, Inc.		736	89,269

AutoZone, Inc.(NON)		309	164,972

Bed Bath & Beyond, Inc.(NON)		1,824	113,325

Home Depot, Inc. (The)		6,333	503,537

Lowe's Cos., Inc.		2,540	116,611

PetSmart, Inc.		1,054	71,335

TJX Cos., Inc. (The)		1,232	71,678

			1,173,134
Technology hardware, storage, and peripherals (3.0%)

Apple, Inc.		1,589	937,653

			937,653
Textiles, apparel, and luxury goods (0.7%)

VF Corp.		3,885	237,335

			237,335
Tobacco (3.2%)

Altria Group, Inc.		15,086	605,099

Lorillard, Inc.		6,793	403,640

			1,008,739
Trading companies and distributors (0.4%)

MRC Global, Inc.(NON)		1,679	49,010

MSC Industrial Direct Co., Inc. Class A		824	75,033

			124,043
Wireless telecommunication services (0.3%)

SBA Communications Corp. Class A(NON)		1,092	98,018

			98,018

Total common stocks (cost $27,452,605)			$30,595,123

PURCHASED OPTIONS OUTSTANDING (1.6%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Nov-14/$155.00	$26,673	$37,959

SPDR S&P 500 ETF Trust (Put)	Apr-15/164.00	28,029	133,676

SPDR S&P 500 ETF Trust (Put)	Mar-15/164.00	28,820	124,761

SPDR S&P 500 ETF Trust (Put)	Feb-15/163.00	25,390	90,553

SPDR S&P 500 ETF Trust (Put)	Jan-15/162.00	26,289	77,666

SPDR S&P 500 ETF Trust (Put)	Dec-14/158.00	26,410	54,089

Total purchased options outstanding (cost $860,475)			$518,704

INVESTMENT COMPANIES (0.9%)(a)
		Shares	Value

SPDR S&P 500 ETF Trust		1,539	$289,994

Total investment companies (cost $289,226)			$289,994

SHORT-TERM INVESTMENTS (3.1%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)		490,993	$490,993

SSgA Prime Money Market Fund zero %(P)		500,000	500,000

Total short-term investments (cost $990,993)			$990,993

TOTAL INVESTMENTS

Total investments (cost $29,593,299)(b)			$32,394,814

WRITTEN OPTIONS OUTSTANDING at 4/30/14 (premiums $55,538) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-14/$194.00	$54,444	$14,973
SPDR S&P 500 ETF Trust (Call)	May-14/191.50	13,775	8,706
SPDR S&P 500 ETF Trust (Call)	May-14/192.00	66,909	23,660
SPDR S&P 500 ETF Trust (Call)	May-14/188.50	14,523	18,444
SPDR S&P 500 ETF Trust (Call)	May-14/192.00	12,707	166

Total			$65,949

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,495,105.
(b)	The aggregate identified cost on a tax basis is $29,610,098, resulting in gross unrealized appreciation and depreciation of $3,324,723 and $540,007, respectively, or net unrealized appreciation of $2,784,716.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,998,042	$4,929,540	$6,436,589	$525	$490,993
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $67,245 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settle dates. The delayed settlement of the premiums are factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return of a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $19,284 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,880,816	$—	$—
Consumer staples	2,863,486	—	—
Energy	2,979,073	—	—
Financials	5,163,900	—	—
Health care	4,032,728	—	—
Industrials	3,482,668	—	—
Information technology	5,493,099	—	—
Materials	1,138,466	—	—
Telecommunication services	631,534	—	—
Utilities	929,353	—	—
Total common stocks	30,595,123	—	—
Investment companies	$289,994	$—	$—
Purchased options outstanding	—	518,704	—
Short-term investments	990,993	—	—

Totals by level	$31,876,110	$518,704	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(65,949)	$—

Totals by level	$—	$(65,949)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$518,704	$65,949

Total	$518,704	$65,949

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$170,000
Written equity option contracts (contract amount)		$170,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Deutsche Bank AG	Total

	Assets:
	Purchased options#	37,959	480,745	518,704

	Total Assets	$37,959	$480,745	$518,704

	Liabilities:
	Written options#	57,243	8,706	65,949

	Total Liabilities	$57,243	$8,706	$65,949

	Total Financial and Derivative Net Assets	$(19,284)	$472,039	$452,755
	Total collateral received (pledged)##†	$—	$472,039	$472,039
	Net amount	$(19,284)	$—	$(19,284)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.
	Excludes premiums, if any.
	Additional collateral may be required from certain brokers based on individual agreements.
	Covered by master netting agreement.
	Any over-collateralization of total financial and derivative net assets is not shown.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014